Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Trade and other payables
Trade payables	$ 5,207	$ 1,265	$ 1,041
Accrued expenses	3,994	4,280	137
Advance received for procurement			366
Other payables	210	79
Total trade and other payables	$ 9,411	$ 5,624	$ 1,544